Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits - January 1		$ 4,937	$ 4,324	$ 1,321
Increase for tax positions of acquired entities				2,341
Increase for tax positions taken in prior period			619
Increase for tax positions taken in current period			694	734
Decrease for tax positions taken in prior period	$ (1,300)	$ (1,300)		(8)
Decrease for tax positions taken in current period			(146)
Decrease related to lapse in statute of limitations			(554)	(64)
Unrecognized tax benefits - December 31			$ 4,937	$ 4,324